CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues		$ 7,683,000,000	$ 6,803,000,000	$ 6,375,000,000
Direct operating costs		(6,794,000,000)	(6,163,000,000)	(5,983,000,000)
General and administrative expenses		(268,000,000)	(203,000,000)	(167,000,000)
Interest income (expense), net		(878,000,000)	(523,000,000)	(210,000,000)
Equity accounted income (loss), net		3,000,000	8,000,000	3,000,000
Impairment reversal (expense), net		(606,000,000)	(21,000,000)	0
Gain (loss) on acquisitions/dispositions, net		87,000,000	0	0
Remeasurement of exchangeable and class B shares		(264,000,000)	836,000,000	0
Other income (expense), net		126,000,000	(75,000,000)	(1,000,000)
Income (loss) before income tax from continuing operations		(911,000,000)	662,000,000	17,000,000
Income tax (expense) recovery
Current		(167,000,000)	(59,000,000)	(29,000,000)
Deferred		95,000,000	93,000,000	24,000,000
Net income (loss) from continuing operations		(983,000,000)	696,000,000	12,000,000
Discontinued operations
Net income (loss) from discontinued operations		3,812,000,000	380,000,000	81,000,000
Net income (loss)		2,829,000,000	1,076,000,000	93,000,000
Attributable to:
Brookfield Business Partners	[1]	519,000,000	911,000,000	36,000,000
Non-controlling interests		$ 2,310,000,000	$ 165,000,000	$ 57,000,000

[1]	Net income (loss) is attributable to Brookfield Business Partners both prior to the special distribution and subsequent thereto as a result of the partnership holding all of the class C shares issued by the company. See Note 2(b) for further details.